INTEREST RATE SWAPS - Additional Information - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details)	9 Months Ended
Dec. 31, 2018 USD ($)
DSS holding
Derivative [Line Items]
Cash proceeds received from interest rate swaps	$ 6,813,000